Income Taxes (Reasons For Differences Between Statutory Federal Tax Rate And Effective Income Tax Rate) (Details)	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Income Tax Disclosure [Abstract]
Federal income tax rate	35.00%	35.00%	35.00%
State income taxes	2.40%	1.50%	1.60%
General business credits	(1.30%)	(0.70%)	(0.90%)
Domestic production deduction	(3.20%)	(1.80%)	(2.30%)
Foreign rate differences and valuation allowances	0.30%	1.80%	0.00%
Other	(0.60%)	0.60%	(1.80%)
Effective income tax rate	32.60%	36.40%	31.60%